Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment include the following:

		March 31,	December 31,
	Useful Life	2017	2016
Land		$5,040,482	$5,040,482
Land improvements	15 years or life of lease	3,640,976	3,640,976
Buildings	15-39 years	55,102,313	54,833,021
Drilling rigs and related equipment	3-15 years	139,101,541	138,526,519
Pressure pumping equipment	3-5 years	101,580,322	96,500,592
Coil tubing equipment	4-10 years	28,006,153	28,019,217
Rail improvements	10-20 years	4,276,928	4,276,928
Other machinery and equipment	7-20 years	36,171,379	35,548,357
Vehicles, trucks and trailers	5-10 years	33,226,910	33,140,599
Other property and equipment	3-12 years	11,482,525	11,461,839
		417,629,529	410,988,530
Deposits on equipment and equipment in process of assembly		40,036,012	9,427,307
		457,665,541	420,415,837
Less: accumulated depreciation		192,938,099	178,296,174
Property, plant and equipment, net		$264,727,442	$242,119,663

Schedule Of Depreciation, Depletion, Accretion And Amortization Expense
A summary of depreciation, depletion, accretion and amortization expense is shown below:

	Three Months Ended March 31,
	2017	2,016
Depreciation expense	$14,966,798	$15,483,322
Accretion expense (see Note 2)	433	—
Depletion expense (see Note 2)	2,270	—
Amortization expense (see Note 5)	2,267,750	2,267,750
Depreciation, depletion, accretion and amortization	$17,237,251	$17,751,072